Note 3 - Major Customers and Suppliers (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Major Customers	3	3	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	2	4	4	4
Concentration Risk, Percentage	60.00%	65.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Biopharmaceuticals [Member]
Concentration Risk, Percentage	6.00%	6.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Basic Natural and Chemically Modified Cyclodexterins [Member]
Concentration Risk, Percentage	94.00%	63.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Cyclodexterin Complexes [Member]
Concentration Risk, Percentage		30.00%